Note 7 - Risk Management -Liquidity Risk - Loans to Stable Customer Deposits (LtSCD) (Details)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LtSCD Line Items
Average LtSCD		95%	108%	106%
BBVA Eurozone [Member]
LtSCD Line Items
Average LtSCD		173%	147%	145%
Garanti Bank [Member]
LtSCD Line Items
Average LtSCD		183%	206%	209%
BBVA USA [Member]
LtSCD Line Items
Average LtSCD	[1]	144%	145%	143%
Mexico Member [Member]
LtSCD Line Items
Average LtSCD		196%	147%	154%

[1]	(*) BBVA USA LCR calculated according to local regulation (Fed Modified LCR ).